Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Net gain on fair value changes of financial liabilities at fair value through profit or loss (Notes 12 and 13)	$ 1,365,984	$ 104,001
Net foreign exchange gain	6,102	256,084
Others	(20,366)	(15,402)
Other gains and losses	$ 1,351,720	$ 344,683